Accounts and Bills Receivable, Net - Summary of Accounts and Bills Receivable (Detail) (USD $)	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Receivables [Abstract]
Accounts receivable	$ 15,833,127	$ 9,673,986
Less: Allowance for doubtful accounts	(74,413)	0	0	(768)
Accounts receivable, net	15,758,714	9,673,986
Bills receivable	5,458,170	10,039,622
Accounts and bills receivable, net	$ 21,216,884	$ 19,713,608